Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Accounts payable, related party	$ 1,464	$ 2,407
Advances and subscription agreement, related party	$ 0	$ 4,333
Common stock, no par value (per share)	$ 0.001	$ 0.001
Common stock, shares, authorized	634,000,000	634,000,000
Common stock, shares, issued (shares)	93,950,205	36,463,696
Common stock, shares, outstanding (in shares)	93,950,205	36,463,696